INVESTMENTS IN EQUITY INVESTEES (Tables)	12 Months Ended
Dec. 31, 2012
Investments in Equity Investees

The Group’s investments in equity investees comprise the following:

	December 31, 2011	December 31, 2012	December 31, 2012	Share ownership as of December 31, 2012
	RMB	RMB	US$ ( Note 3)%
Investments accounted for under equity method:
Object Software Limited *	0	0	0	18.6%
9Webzen Limited *	0	0	0	30%
Beijing Linkage Technology Co., Ltd. (“BLT”)	9,706,069	6,827,820	1,095,941	45%
Shanghai Jichuang Network Technology Co., Ltd. (“Jichuang”)*	2,816,574	0	0	30%
Beijing Boran Lexiang Technology Co., Ltd. (“Boran Lexiang”)*	2,018,339	0	0	15%
Fire Rain (Note 4)	0	0	0	25%
Guangzhou Man Cheng Information Technology Co., Ltd. (“Man Cheng”)	0	5,544,105	889,890	10%
Tandem Fund II, L.P. (“Tandem Fund”)	0	6,135,706	984,848	12.3%
Investments accounted for under cost method:
Shanghai Institute of Visual Art of Fudan University (“SIVA”)	10,000,000	10,000,000	1,605,111	1.2%
G10 Entertainment Corporation (“G10”)	24,892,921	24,892,921	3,995,589	13.7%
OpenFeint Inc. ( “OpenFeint”)	0	0	0	0%
CrowdStar Inc. (“Crowdstar”)	22,617,240	22,617,240	3,630,317	2.3%

Total	72,051,143	76,017,792	12,201,696

*	The Group has assessed the recoverability of the investments and fully impaired the balances in the respective periods listed.